Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41369
Entity Registrant Name	Osisko Development Corp.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1040
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1100 Avenue des Canadiens-de-Montréal,
Entity Address, Adress Line Two	Suite 300
Entity Address, City or Town	Montréal
Entity Address State Or Province	QC
Entity Address, Postal Zip Code	H3B 2S2
City Area Code	514
Local Phone Number	940-0685
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	255,069,516
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001431852
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Montréal, Canada
Auditor Firm ID	271
Common Shares [member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ODV
Security Exchange Name	NYSE
Warrants to Purchase One Common Shares [member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one Common Share,
Trading Symbol	ODVWZ
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940